Organization and Nature of Operations (Details Narrative) - USD ($) $ in Thousands, $ / shares in Millions		9 Months Ended			12 Months Ended
	Jan. 09, 2023	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Accumulated deficit		$ 91,343	[1]		$ 70,356	[1]	$ 44,929
Net cash used in operating activities		21,797		$ 9,338	13,214		7,774
Cash		10,147			$ 372		$ 2,137
Restricted cash		$ 200
First Light Acquisition Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Merger consideration	$ 250,000
Merger, share price	$ 10

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.